  As filed with the Securities and Exchange Commission on September 30, 2005.

                                                 File Nos. 333-88312; 811-09861

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6



         Registration Statement Under The Securities Act
                             of 1933                                       [X]
                        Pre-Effective Amendment No.                        [_]
                        Post-Effective Amendment
                        No. 11                                             [X]

                             and/or

 Registration Statement Under The Investment Company Act of 1940           [X]

                        Amendment No. 11                                   [X]
            (check appropriate box or boxes)


                     GE Capital Life Separate Account III
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)


             666 Third Avenue, 9th Floor, New York, New York 10017

         (Address of Depositor's Principal Executive Office, zip code)

                                (804) 281-6910
              (Depositor's Telephone Number, including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                    SUPPLEMENT DATED SEPTEMBER 30, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

                  FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND
                   SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Company

The second paragraph of "The Company" provision is deleted and replaced with the following:

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. General Electric Company owns approximately 27% of
Class A common stock shares of Genworth Financial, Inc. as of September 27, 2005. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset management Incorporated are affiliated companies.

18456NY SUPPC 09/30/05

                                    Part A


Part A of Post-Effective Amendment No. 10 to this Registration Statement which went effective April 29, 2005 (SEC File No. 333-88312), including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                    Statement of Additional Information For
                  Flexible Premium Single Life and Joint and
                Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                               Form NY1260 7/01
                      Joint and Last Survivor Life Policy
                               Form NY1261 7/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                     GE Capital Life Separate Account III

                          666 Third Avenue, 9th Floor

                           New York, New York 10017

                         Variable Life Service Center:
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (as amended September 30, 2005), for the Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account III.


For a free copy of the prospectus:

Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or visit: www.gefinancialservice.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 29, 2005 (as amended September 30, 2005).

Table of Contents


The Company................................................................  B-3

The Separate Account.......................................................  B-4

Additional Information About the Guarantee Account.........................  B-4

Additional Information About the Cost of Insurance Charge..................  B-4

Reduction of Charges for Group Sales.......................................  B-4

Continuation Amount and Continuation Period................................  B-5

Grace Period...............................................................  B-6

Reinstatement..............................................................  B-7

Determining the Death Benefit..............................................  B-8

Unit Values................................................................ B-11

Net Investment Factor...................................................... B-12

Tax Status of the Policy................................................... B-12

Maturity Value............................................................. B-13

Special Rule for Certain Cash Distributions in the First 15 Policy Years... B-13

Loans...................................................................... B-13

Loss of Interest Deduction Where Policies are Held By or For the Benefit of
Corporations, Trusts, Etc.................................................. B-14

Optional Payment Plans..................................................... B-14

Incontestability........................................................... B-15

Suicide Exclusion.......................................................... B-16

Regulation of GE Capital Life Assurance Company of New York................ B-16

Legal Matters.............................................................. B-17

Experts.................................................................... B-17

Actuarial Matters.......................................................... B-17

Performance Information.................................................... B-17

Financial Statements....................................................... B-18

THE COMPANY
                      We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.


                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.


                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      GE, as a beneficial owner of Genworth, has stated that , subject to market conditions, it expects to reduce its ownership in Genworth in an orderly manner over the next two years as Genworth transitions to full independence. On March 31, 2005 and September 27, 2005, GE completed respective secondary offerings of Genworth's common stock. As of September 27, 2005, approximately 27% of Genworth's common stock was owned by GE and approximately 73% of Genworth's common stock was beneficially owned by public shareholders.

                      We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th
                      Floor, New York, New York 10017.


                      We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of

                      Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

ADDITIONAL
INFORMATION
ABOUT THE COST
OF INSURANCE
CHARGE
                      To determine your cost of insurance for a particular Policy month, we multiply your net amount at risk by the applicable cost of insurance rate. We determine your net amount at risk by the following formula:

                               Death Benefit Proceeds           -  Account Value
                      ------------------------------------------
                                     1.0032737

                      If Death Benefit Option A or Death Benefit Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount plus premium payments, we will allocate that Account Value to the increases in Specified Amount.

REDUCTION OF
CHARGES FOR
GROUP SALES
                      We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

                        (1) The size of the group.  Generally, the sales
                            expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.

                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION
AMOUNT AND
CONTINUATION
PERIOD
                      On any Monthly Anniversary Date during the Continuation Period, if the Surrender Value of the Policy is not sufficient to cover the monthly deduction, the Policy will remain in effect if the Net Total Premium is at least equal to the Continuation Amount.

                      At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

                      An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD
                      On any Monthly Anniversary Date during the Continuation Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

                        (1) the Surrender Value is not sufficient to cover the
                            monthly deduction; and

                        (2) the Net Total Premium is less than the Continuation
                            Amount.

                      The amount of the sufficient premium will equal the lesser of (1) and (2), where:

                        (1) equals the monthly deduction due minus the
                            Surrender Value, and that result divided by the Net Premium Factor; and

                        (2) equals the Continuation Amount minus the Net Total
                            Premium.

                      All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

                      On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due minus the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.

                      In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61 day grace period from the date we mail the notice to pay the sufficient premium.

                      Coverage continues during the 61-day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured for a single life Policy or last surviving Insured for a joint and last survivor Policy occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.

REINSTATEMENT
                      You may reinstate this Policy within three years of the end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

                      On the date of reinstatement, the Account Value will be allocated to the Investment Option specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated.

                      If the Policy terminates and is reinstated before the end of the Continuation Period, you will have to pay a premium equal to (1) minus (2) minus (3) plus (4), where:

                        (1) is the Continuation Amount as of the date of
                            reinstatement;

                        (2) is the sum of the monthly deductions that would
                            have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

                        (3) is the Net Total Premium on the date of
                            termination; and

                        (4) is an amount sufficient to keep the Policy in
                            effect for two Policy months after the date of reinstatement.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

                      If the Policy terminates before the end of the Continuation Period, and is reinstated after the end of the Continuation Period, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) plus (2) minus (3), where:

                        (1) is the surrender charge on the date of termination;

                        (2) is an amount equal to the monthly deduction for two
                            months after the date of reinstatement; and

                        (3) is the Account Value on the date of termination.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) plus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is an amount equal to the monthly deduction for the
                            two months after the date of reinstatement, minus the monthly deduction for the month following the date of reinstatement; and

                        (3) is any premium paid in excess of the required
                            reinstatement premium, multiplied by the Net
                            Premium Factor.

                      If the Policy terminates after the end of the Continuation Period and is reinstated, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE
DEATH BENEFIT
                      In the application for original coverage, you must elect a method of compliance for the Policy to be treated as life insurance under the Code. The election you make will be shown on the Policy data pages. Once elected, the method cannot be changed at any time.

                      There are two possible methods of compliance:

                        (a) the Cash Value Accumulation Test, as defined in
                            Section 7702(b); or

                        (b) the Guideline Premium Test, as defined in Section
                            7702(c).

                      Cash Value Accumulation Test:

                      If you elect the Cash Value Accumulation Test, you must also choose one of three Death Benefit options.

                      . Under Death Benefit Option A for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is the Specified Amount plus the Account Value; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      . Under Death Benefit Option B for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is the Specified Amount; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      . Under Death Benefit Option C for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Code Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

                      The Table of Net Single Premiums and Factors is shown on the Policy data pages. These values are based on the Insured's gender, risk class, riders selected, and his or her Attained Age on the date of death.

                      Guideline Premium Test

                      If you elected the Guideline Premium Test, you must also choose one of three Death Benefit options.

                      . Under Death Benefit Option A for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is the Specified Amount plus the Account Value; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      . Under Death Benefit Option B for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is the Specified Amount; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      . Under Death Benefit Option C for Attained Ages younger
                        than 100, the Death Benefit is the greater of (1) and
                        (2), where:

                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

                      The corridor percentage depends on the Attained Age of the Insured on the date of death.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES
                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in Unit Values.

                      We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT
FACTOR
                      The net investment factor for a Valuation Period is (1) divided by (2), where:

                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.

TAX STATUS OF
THE POLICY
                      For Policies designed to comply with the tax law's Guideline Premium Test, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor Policy may exceed the applicable limits particularly if you pay the full amount of premiums permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

                      For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and last survivor Policy, and it is possible that a joint and last survivor Policy could fail to satisfy the Cash Value Accumulation Test. As necessary to ensure compliance, we may need to amend this Policy, e.g., to generally provide higher Death Benefit factors.

MATURITY VALUE
                      In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates.

SPECIAL RULE FOR
CERTAIN CASH
DISTRIBUTIONS IN
THE FIRST 15 POLICY
YEARS
                      During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

LOANS
                      If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for a joint and last survivor Policy) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

LOSS OF INTEREST
DEDUCTION WHERE
POLICIES ARE HELD
BY OR FOR THE
BENEFIT OF
CORPORATIONS,
TRUSTS, ETC.
                      If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

                         .  a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or business, at the time first covered by the Policy.

                      This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.

OPTIONAL
PAYMENT PLANS
                      The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments" provision of the prospectus):

                      Plan 1 -- Income For a Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

                      Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds.

                      Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                      Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                      Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

                      If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY
                      The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life Policy or the lifetimes of both Insureds under the joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE
EXCLUSION
                      If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.

                      If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      Please see your Policy for more details.

REGULATION OF
GE CAPITAL LIFE
ASSURANCE OF
NEW YORK
                      Besides Federal securities laws, we are subject to the New York insurance laws.

LEGAL MATTERS
                      Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President and Associate General Counsel of the Company.

EXPERTS

                      The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account III as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

ACTUARIAL
MATTERS
                      Actuarial matters have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

PERFORMANCE
INFORMATION
                      We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

                      The performance tables assume an initial Specified Amount of $250,000, increasing Death Benefit Option A, for a male age 45, paying an annual premium of $13,000 at Policy issue and at each Policy anniversary.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

                      Adjusted Performance assumes the following current charges:

                         1) a monthly mortality and expense risk charge at an
                            annual rate of 0.50% of assets in the Separate Account up to $100,000.00 and 0.10% of assets in the Separate Account on any assets in the Separate Account of $100,000.00 and over;

                         2) a monthly Policy charge of $5.00;

                         3) a premium charge of $650.00 (5% of $13,000); and

                         4) a surrender charge of $3,265.00, which is derived
                            by assuming that the owner surrendered his Policy during the first Policy year.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

                      We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.

                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL
STATEMENTS
                      You should distinguish the financial statements of the Company included in this Statement of Additional Information from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                      The Separate Account financial statements included in this Statement of Additional Information may include several Subaccounts that are not available to all Policies.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations...................................................  F-9

Statements of Changes in Net Assets........................................ F-16

Notes to Financial Statements.............................................. F-28

            Report of Independent Registered Public Accounting Firm

Policy Owners
GE Capital Life Separate Account III
   and
The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account III (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund-Series II shares, AIM V.I. Capital Appreciation Fund-Series I shares, AIM V.I. Premier Equity Fund - Series I shares; AllianceBernstein Variable Products Series Fund,
Inc. -- AllianceBernstein Growth and Income Portfolio-Class B, AllianceBernstein Premier Growth Portfolio-Class B; Dreyfus Investment Portfolios-Emerging Markets Portfolio - Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated High Income Bond Fund II-Service Shares, Federated Kaufmann Fund II-Service Shares; Fidelity Variable Insurance Products Fund --VIP Contrafund(R) Portfolio-Service Class 2, VIP Equity-Income Portfolio-Service Class 2, VIP Growth & Income Portfolio-Service Class 2, VIP Growth Portfolio-Service Class 2, VIP Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc. -- Income Fund, Mid-Cap Equity Fund, Money Market Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Greenwich Street Series Fund - Salomon Brothers Variable Aggressive Growth Fund - Class II; Janus Aspen Series -- Balanced Portfolio-Service Shares, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio-Service Shares; MFS(R) Variable Insurance
Trust -- MFS(R) Investors Growth Stock Series-Service Class Shares, MFS(R) Investors Trust Series-Service Class Shares, MFS(R) Utilities Series-Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged)-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; and Van Kampen Life Investment Trust -- Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for the years or lesser periods in the two year period then ended, and the financial highlights for the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account III as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for the years or lesser periods in the two year period then ended, and their financial highlights for the years or lesser periods in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                     Statements of Assets and Liabilities

                               December 31, 2004


                                                                           AllianceBernstein Variable Products
                                    AIM Variable Insurance Funds                    Series Fund, Inc.
                          ------------------------------------------------ -----------------------------------
                                              AIM V.I.                     AllianceBernstein
                              AIM V.I.         Capital        AIM V.I.          Growth       AllianceBernstein
                            Basic Value     Appreciation   Premier Equity     and Income      Premier Growth
                              Fund --          Fund --         Fund --       Portfolio --      Portfolio --
                          Series II Shares Series I Shares Series I Shares      Class B           Class B
                          ---------------- --------------- --------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2a):      $  195             180             119            6,468               365
Dividend receivable......          --              --              --               --                --
                               ------           -----           -----            -----             -----
       Total assets......         195             180             119            6,468               365
                               ------           -----           -----            -----             -----
Net assets attributable
to variable life policy
owners...................      $  195             180             119            6,468               365
                               ======           =====           =====            =====             =====
Outstanding units: Type
  I (note 2b, 4a and 5)..          14              14              10              468                30
                               ======           =====           =====            =====             =====
Net asset value per unit.      $14.45           12.94           12.26            13.83             12.02
                               ======           =====           =====            =====             =====
Investments in
  securities at cost.....      $  175             168             112            5,884               335
                               ======           =====           =====            =====             =====
Shares outstanding.......          17               8               6              271                16
                               ======           =====           =====            =====             =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004


                           Eaton Vance Variable Trust
                          ----------------------------
                          VT Floating-  VT Worldwide
                          Rate Income  Health Sciences
                              Fund          Fund
                          ------------ ---------------
Assets
Investments at fair
  market value (note 2a):    $1,031         3,404
Dividend receivable......         3            --
                             ------         -----
       Total assets......     1,034         3,404
                             ------         -----
Net assets attributable
to variable life policy
owners...................    $1,034         3,404
                             ======         =====
Outstanding units: Type
  I (note 2b, 4a and 5)..        98           266
                             ======         =====
Net asset value per unit.    $10.53         12.77
                             ======         =====
Investments in
  securities at cost.....    $1,032         3,198
                             ======         =====
Shares outstanding.......       102           303
                             ======         =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004


                           Federated Insurance Series                 Fidelity Variable Insurance Products Fund
                          ----------------------------- ---------------------------------------------------------------------
                                                             VIP      VIP Equity-   VIP Growth
                          Federated High   Federated    Contrafund(R)    Income      & Income    VIP Growth      VIP Mid
                           Income Bond      Kaufmann    Portfolio --  Portfolio -- Portfolio -- Portfolio -- Cap Portfolio --
                            Fund II --     Fund II --      Service      Service      Service      Service        Service
                          Service Shares Service Shares    Class 2      Class 2      Class 2      Class 2        Class 2
                          -------------- -------------- ------------- ------------ ------------ ------------ ----------------
Assets
Investments at fair
  market value (note 2a):     $  316         7,507         15,389        3,088        4,776        5,478          19,453
Dividend receivable......         --            --             --           --           --           --              --
                              ------         -----         ------        -----        -----        -----          ------
       Total assets......        316         7,507         15,389        3,088        4,776        5,478          19,453
                              ------         -----         ------        -----        -----        -----          ------
Net assets attributable
to variable life policy
owners...................     $  316         7,507         15,389        3,088        4,776        5,478          19,453
                              ======         =====         ======        =====        =====        =====          ======
Outstanding units: Type
  I (note 2b, 4a and 5)..         22           488          1,088          224          382          433           1,157
                              ======         =====         ======        =====        =====        =====          ======
Net asset value per unit.     $14.22         15.39          14.15        13.76        12.51        12.64           16.81
                              ======         =====         ======        =====        =====        =====          ======
Investments in
  securities at cost.....     $  306         6,584         12,331        2,617        4,270        5,338          13,409
                              ======         =====         ======        =====        =====        =====          ======
Shares outstanding.......         39           575            584          123          348          173             651
                              ======         =====         ======        =====        =====        =====          ======

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                              GE Investments Funds, Inc.
                          ------------------------------------------------------------------
                                 Mid-Cap Money  S&P 500(R)  Small-Cap   Total   U.S.  Value
                          Income Equity  Market   Index    Value Equity Return Equity Equity
                           Fund   Fund    Fund     Fund        Fund      Fund   Fund   Fund
                          ------ ------- ------ ---------- ------------ ------ ------ ------
Assets
Investments at fair
  market value (note 2a): $  430 11,942    444    23,200      10,554      370  4,707     46
Dividend receivable......     --     --      1        --          --       --     --     --
                          ------ ------   ----    ------      ------    -----  -----  -----
       Total assets......    430 11,942    445    23,200      10,554      370  4,707     46
                          ------ ------   ----    ------      ------    -----  -----  -----
Net assets attributable
to variable life policy
owners................... $  430 11,942    445    23,200      10,554      370  4,707     46
                          ====== ======   ====    ======      ======    =====  =====  =====
Outstanding units: Type
  I (note 2b, 4a and 5)..     39    824    435     1,734         772       30    373      4
                          ====== ======   ====    ======      ======    =====  =====  =====
Net asset value per unit. $11.06  14.49   1.02     13.38       13.67    12.49  12.62  12.88
                          ====== ======   ====    ======      ======    =====  =====  =====
Investments in
  securities at cost..... $  454 11,150    444    19,963       9,706      348  4,025     43
                          ====== ======   ====    ======      ======    =====  =====  =====
Shares outstanding.......     35    651    444     1,040         775       23    140      5
                          ====== ======   ====    ======      ======    =====  =====  =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                          Greenwich Street
                            Series Fund                 Janus Aspen Series                   MFS(R) Variable Insurance Trust
                          ---------------- -------------------------------------------- -----------------------------------------
                              Salomon                                                      MFS(R)        MFS(R)
                              Brothers                                                    Investors     Investors      MFS(R)
                              Variable                    International    Worldwide    Growth Stock      Trust       Utilities
                             Aggressive       Balanced        Growth         Growth       Series --     Series --     Series --
                               Growth       Portfolio --   Portfolio --   Portfolio --  Service Class Service Class Service Class
                          Fund -- Class II Service Shares Service Shares Service Shares    Shares        Shares        Shares
                          ---------------- -------------- -------------- -------------- ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):      $   97          20,634         2,865          5,065          4,698           183           118
Dividend receivable......          --              --            --             --             --            --            --
                               ------          ------         -----          -----          -----         -----         -----
       Total assets......          97          20,634         2,865          5,065          4,698           183           118
                               ------          ------         -----          -----          -----         -----         -----
Net assets attributable
to variable life policy
owners...................      $   97          20,634         2,865          5,065          4,698           183           118
                               ======          ======         =====          =====          =====         =====         =====
Outstanding units: Type
  I (note 2b, 4a and 5)..           7           1,709           193            430            383            14             7
                               ======          ======         =====          =====          =====         =====         =====
Net asset value per unit.      $13.81           12.07         14.83          11.79          12.26         12.68         17.99
                               ======          ======         =====          =====          =====         =====         =====
Investments in
  securities at cost.....      $   88          18,783         2,346          4,365          4,083           168            86
                               ======          ======         =====          =====          =====         =====         =====
Shares outstanding.......           5             818           106            190            503            10             6
                               ======          ======         =====          =====          =====         =====         =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004


                          Nations Separate Account Trust       Oppenheimer Variable Account Funds
                          ------------------------------ -----------------------------------------------
                                                                                           Oppenheimer
                           Nations     Nations Marsico      Oppenheimer     Oppenheimer    Main Street
                           Marsico      International    Global Securities  Main Street     Small Cap
                           Growth       Opportunities       Fund/VA --       Fund/VA --     Fund/VA --
                          Portfolio       Portfolio       Service Shares   Service Shares Service Shares
                           ---------    ---------------  ----------------- -------------- --------------
Assets
Investments at fair
  market value (note 2a):  $2,767           5,692              1,681           7,050          6,521
Dividend receivable......      --              --                 --              --             --
                           ------           -----              -----           -----          -----
       Total assets......   2,767           5,692              1,681           7,050          6,521
                           ------           -----              -----           -----          -----
Net assets attributable
to variable life policy
owners...................  $2,767           5,692              1,681           7,050          6,521
                           ======           =====              =====           =====          =====
Outstanding units: Type
  I (note 2b, 4a and 5)..     196             361                107             552            395
                           ======           =====              =====           =====          =====
Net asset value per unit.  $14.11           15.77              15.68           12.76          16.50
                           ======           =====              =====           =====          =====
Investments in
  securities at cost.....  $2,301           5,608              1,282           6,408          5,459
                           ======           =====              =====           =====          =====
Shares outstanding.......     166             362                 57             341            408
                           ======           =====              =====           =====          =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                                                                        Van Kampen Life Investment
                                        PIMCO Variable Insurance Trust                             Trust
                          ----------------------------------------------------------- -------------------------------
                           Foreign Bond
                            Portfolio                   Long-Term U.S.     Total
                           (U.S. Dollar    High Yield     Government       Return                        Emerging
                            Hedged) --    Portfolio --   Portfolio --   Portfolio --     Comstock         Growth
                          Administrative Administrative Administrative Administrative  Portfolio --    Portfolio --
                           Class Shares   Class Shares   Class Shares   Class Shares  Class II Shares Class II Shares
                          -------------- -------------- -------------- -------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):    $11,313         27,434         19,952         23,763          3,778             406
Dividend receivable......         21            150             60             52             --              --
                             -------         ------         ------         ------          -----           -----
       Total assets......     11,334         27,584         20,012         23,815          3,778             406
                             -------         ------         ------         ------          -----           -----
Net assets attributable
to variable life policy
owners...................    $11,334         27,584         20,012         23,815          3,778             406
                             =======         ======         ======         ======          =====           =====
Outstanding units: Type
  I (note 2b, 4a and 5)..      1,014          1,888          1,707          2,081            250              36
                             =======         ======         ======         ======          =====           =====
Net asset value per unit.    $ 11.18          14.61          11.73          11.44          15.09           11.33
                             =======         ======         ======         ======          =====           =====
Investments in
  securities at cost.....    $11,297         25,986         20,055         23,486          3,296             391
                             =======         ======         ======         ======          =====           =====
Shares outstanding.......      1,115          3,266          1,783          2,261            276              16
                             =======         ======         ======         ======          =====           =====

                See accompanying notes to financial statements.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                           Statements of Operations

                                                                                   AllianceBernstein Variable Products
                                      AIM Variable Insurance Funds                          Series Fund, Inc.
                          ----------------------------------------------------- -----------------------------------------
                              AIM V.I.                             AIM V.I.      AllianceBernstein
                               Basic         AIM V.I. Capital       Premier          Growth and       AllianceBernstein
                           Value Fund --   Appreciation Fund -- Equity Fund --         Income           Premier Growth
                          Series II Shares   Series I Shares    Series I Shares Portfolio -- Class B Portfolio -- Class B
                          ---------------- -------------------- --------------- -------------------- --------------------
                                      Year ended December 31, 2004                    Year ended December 31, 2004
                          ----------------------------------------------------- -----------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........       $--                 --                 1                 35                   --
                                ---                 --                --                ---                   --
Net investment income....        --                 --                 1                 35                   --
                                ---                 --                --                ---                   --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         1                 --                 1                 55                    1
   Change in unrealized
     appreciation
     (depreciation)......        20                 12                 6                496                   28
   Capital gain
     distribution........        --                 --                --                 --                   --
                                ---                 --                --                ---                   --
Net realized and
  unrealized gain (loss)
  on investments.........        21                 12                 7                551                   29
                                ---                 --                --                ---                   --
Increase in net assets
  from operations........       $21                 12                 8                586                   29
                                ===                 ==                ==                ===                   ==

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                           Eaton Vance Variable Trust   Federated Insurance Series
                          ---------------------------- -----------------------------
                                                       Federated High   Federated
                          VT Floating -- VT Worldwide   Income Bond      Kaufmann
                           Rate Income      Health       Fund II --     Fund II --
                               Fund      Sciences Fund Service Shares Service Shares
                          -------------- ------------- -------------- --------------
                          Year ended December 31, 2004 Year ended December 31, 2004
                          ---------------------------- -----------------------------
Investment income:
   Income -- Ordinary
     dividends...........      $10             --            17             --
                               ---            ---            --            ---
Net investment income....       10             --            17             --
                               ---            ---            --            ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        2             18            (6)            36
   Change in unrealized
     appreciation
     (depreciation)......       (1)           144            16            870
   Capital gain
     distribution........       --             --            --             --
                               ---            ---            --            ---
Net realized and
  unrealized gain (loss)
  on investments.........        1            162            10            906
                               ---            ---            --            ---
Increase in net assets
  from operations........      $11            162            27            906
                               ===            ===            ==            ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                             Fidelity Variable Insurance Products Fund
                          -------------------------------------------------------------------------------
                                VIP         VIP Equity-    VIP Growth &
                           Contrafund(R)      Income          Income        VIP Growth      VIP Mid Cap
                           Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                          Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2
                          --------------- --------------- --------------- --------------- ---------------
                                                   Year ended December 31, 2004
                          -------------------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........     $   17             23              37               4               --
                              ------            ---             ---             ---            -----
Net investment income....         17             23              37               4               --
                              ------            ---             ---             ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        141             31              37             (24)             296
   Change in unrealized
     appreciation
     (depreciation)......      1,818            241             183             140            3,793
   Capital gain
     distribution........         --              6              --              --               --
                              ------            ---             ---             ---            -----
Net realized and
  unrealized gain (loss)
  on investments.........      1,959            278             220             116            4,089
                              ------            ---             ---             ---            -----
Increase in net assets
  from operations........     $1,976            301             257             120            4,089
                              ======            ===             ===             ===            =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                              GE Investments Funds, Inc.
                          ------------------------------------------------------------------
                                 Mid-Cap Money  S&P 500(R)  Small-Cap   Total   U.S.  Value
                          Income Equity  Market   Index    Value Equity Return Equity Equity
                           Fund   Fund    Fund     Fund        Fund      Fund   Fund   Fund
                          ------ ------- ------ ---------- ------------ ------ ------ ------
                                             Year ended December 31, 2004
                          ------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........  $ 22     117    11       365         553        4     61      1
                           ----   -----    --     -----       -----       --    ---     --
Net investment income....    22     117    11       365         553        4     61      1
                           ----   -----    --     -----       -----       --    ---     --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1)    306    --       253         208       12     48      1
   Change in unrealized
     appreciation
     (depreciation)......   (13)     80    --     1,640         244        6    254      2
   Capital gain
     distribution........     4   1,031    --        --         204        4     --     --
                           ----   -----    --     -----       -----       --    ---     --
Net realized and
  unrealized gain (loss)
  on investments.........   (10)  1,417    --     1,893         656       22    302      3
                           ----   -----    --     -----       -----       --    ---     --
Increase in net assets
  from operations........  $ 12   1,534    11     2,258       1,209       26    363      4
                           ====   =====    ==     =====       =====       ==    ===     ==

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                          Greenwich Street
                            Series Fund                 Janus Aspen Series                 MFS(R) Variable Insurance Trust
                          ---------------- -------------------------------------------- --------------------------------------
                                                                                           MFS(R)       MFS(R)
                          Salomon Brothers                                               Investors    Investors      MFS(R)
                              Variable                    International    Worldwide    Growth Stock    Trust      Utilities
                             Aggressive       Balanced        Growth         Growth      Series --    Series --    Series --
                           Growth Fund --   Portfolio --   Portfolio --   Portfolio --    Service      Service      Service
                              Class II     Service Shares Service Shares Service Shares Class Shares Class Shares Class Shares
                          ---------------- -------------- -------------- -------------- ------------ ------------ ------------
                             Year ended
                            December 31,
                                2004               Year ended December 31, 2004              Year ended December 31, 2004
                          ---------------- -------------------------------------------- --------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........       $--              440             42            45            --           --            2
                                ---            -----          -----           ---           ---           --           --
Net investment income....        --              440             42            45            --           --            2
                                ---            -----          -----           ---           ---           --           --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        --               66          1,026            43            35            1           17
   Change in unrealized
     appreciation
     (depreciation)......        10            1,251            (17)          245           357           14           17
   Capital gain
     distribution........        --               --             --            --            --           --           --
                                ---            -----          -----           ---           ---           --           --
Net realized and
  unrealized gain (loss)
  on investments.........        10            1,317          1,009           288           392           15           34
                                ---            -----          -----           ---           ---           --           --
Increase in net assets
  from operations........       $10            1,757          1,051           333           392           15           36
                                ===            =====          =====           ===           ===           ==           ==

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                           Nations Separate Account Trust              Oppenheimer Variable Account Funds
                           ------------------------------  -----------------------------------------------------------
                                           Nations Marsico    Oppenheimer
                                            International  Global Securities Oppenheimer Main  Oppenheimer Main Street
                          Nations Marsico   Opportunities     Fund/VA --     Street Fund/VA --  Small Cap Fund/VA --
                          Growth Portfolio    Portfolio      Service Shares    Service Shares       Service Shares
                          ---------------- --------------- ----------------- ----------------- -----------------------
                            Year ended December 31, 2004                  Year ended December 31, 2004
                          -------------------------------- -----------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........       $ --              17                9                25                   --
                                ----             ---              ---               ---                  ---
Net investment income....         --              17                9                25                   --
                                ----             ---              ---               ---                  ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         13               1               21                58                   83
   Change in unrealized
     appreciation
     (depreciation)......        328              85              245               444                  875
   Capital gain
     distribution........         --               9               --                --                   --
                                ----             ---              ---               ---                  ---
Net realized and
  unrealized gain (loss)
  on investments.........        341              95              266               502                  958
                                ----             ---              ---               ---                  ---
Increase in net assets
  from operations........       $341             112              275               527                  958
                                ====             ===              ===               ===                  ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                              PIMCO Variable Insurance Trust
                          -----------------------------------------------------------------------
                                                                   Long-Term U.S.
                                Foreign Bond          High Yield     Government     Total Return
                           Portfolio (U.S. Dollar    Portfolio --   Portfolio --    Portfolio --
                          Hedged) -- Administrative Administrative  Administrative Administrative
                                Class Shares         Class Shares   Class Shares    Class Shares
                          ------------------------- -------------- --------------- --------------
                                               Year ended December 31, 2004
                          -----------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........           $311                1,429             797            481
                                    ----                -----           -----          -----
Net investment income....            311                1,429             797            481
                                    ----                -----           -----          -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............             (1)                 107            (138)            29
   Change in unrealized
     appreciation
     (depreciation)......            116                  774             385            310
   Capital gain
     distribution........            117                   --             298            204
                                    ----                -----           -----          -----
Net realized and
  unrealized gain (loss)
  on investments.........            232                  881             545            543
                                    ----                -----           -----          -----
Increase in net assets
  from operations........           $543                2,310           1,342          1,024
                                    ====                =====           =====          =====

                          Van Kampen Life Investment Trust
                          ------------------------------


                             Comstock      Emerging Growth
                           Portfolio --     Portfolio --
                          Class II Shares  Class II Shares
                          ---------------  ---------------
                           Year ended December 31, 2004
                          ------------------------------
Investment income:
   Income -- Ordinary
     dividends...........        14              --
                                ---              --
Net investment income....        14              --
                                ---              --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        54              (4)
   Change in unrealized
     appreciation
     (depreciation)......       355              15
   Capital gain
     distribution........        --              --
                                ---              --
Net realized and
  unrealized gain (loss)
  on investments.........       409              11
                                ---              --
Increase in net assets
  from operations........       423              11
                                ===              ==



                See accompanying notes to financial statements.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets

                                  AIM Variable Insurance Funds
                              -------------------------------------------------
                                               AIM V.I. Capital
                               AIM V.I. Basic  Appreciation     AIM V.I. Premier
                               Value Fund --    Fund --         Equity Fund --
                              Series II Shares Series I Shares   Series I Shares
                              ---------------- ---------------  ---------------
                                               Year ended       Year ended
                                 Year ended    December 31,     December 31,
                                December 31,   ---------------  ---------------
                                    2004       2004     2003    2004     2003
                              ---------------- ----     ----    ----     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income.....       $ --         --      --       1       --
   Net realized gain
     (loss) on
     investments.............          1         --      --       1       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         20         12       1       6        1
   Capital gain
     distribution............         --         --      --      --       --
                                    ----        ----    ---     ---      ---
       Increase in net
         assets from
         operations..........         21         12       1       8        1
                                    ----        ----    ---     ---      ---
From capital
  transactions:
   Net premiums..............         --        285      47     190       32
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York:
     Loans...................         --         --      --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (31)      (141)    (24)    (94)     (16)
     Transfers (to) from
       the Guarantee
       Account...............        205         --      --      (1)      (1)
     Transfers (to) from
       other subaccounts.....         --         --      --      --       --
                                    ----        ----    ---     ---      ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............        174        144      23      95       15
                                    ----        ----    ---     ---      ---
Increase (decrease) in
  net assets.................        195        156      24     103       16
Net assets at beginning
  of year....................         --         24      --      16       --
                                    ----        ----    ---     ---      ---
Net assets at end of year....       $195        180      24     119       16
                                    ====        ====    ===     ===      ===
Change in units (note 5):
   Units purchased...........         16         24       4      17        3
   Units redeemed............         (2)       (12)     (2)     (8)      (2)
                                    ----        ----    ---     ---      ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........         14         12       2       9        1
                                    ====        ====    ===     ===      ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                            AllianceBernstein Variable Products Series Fund, Inc.                Dreyfus
                            ----------------------------------------------------      ------------------------------
                            AllianceBernstein                                               Dreyfus Investment
                            Growth and Income             AllianceBernstein Premier   Portfolios -- Emerging Markets
                            Portfolio -- Class B          Growth Portfolio -- Class B  Portfolio -- Initial Shares
                            ----------------------------  ----------------------      ------------------------------
                              Year ended                  Year ended
                             December 31,                 December 31,                         Period from
                            ----------------------------  ----------------------            January 1, 2003 to
                              2004           2003         2004            2003              November 14, 2003
                               -------         -----      ----            ----        ------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $    35             2          --              --                       --
 Net realized gain
   (loss) on investments...      55            12           1              --                        2
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     496            91          28               2                       --
 Capital gain
   distribution............      --            --          --              --                       --
                               -------         -----      ---             ---                      ---
    Increase in net
     assets from
     operations............     586           105          29               2                        2
                               -------         -----      ---             ---                      ---
From capital
 transactions:
 Net premiums..............   3,428           656         285             142                       --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York:
   Loans...................      --            --          --              --                       --
   Cost of insurance and
    administrative
    expense (note 4a)......  (1,154)         (173)        (77)            (18)                     (22)
   Transfers (to) from
    the Guarantee Account..      (6)        1,415          --               2                       20
   Transfers (to) from
    other subaccounts......   1,523            --          --              --                       --
                               -------         -----      ---             ---                      ---
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   3,791         1,898         208             126                       (2)
                               -------         -----      ---             ---                      ---
Increase (decrease) in
 net assets................   4,377         2,003         237             128                       --
Net assets at beginning
 of year...................   2,091            88         128              --                       --
                               -------         -----      ---             ---                      ---
Net assets at end of year.. $ 6,468         2,091         365             128                       --
                               =======         =====      ===             ===                      ===
Change in units (note 5):
 Units purchased...........     414           173          25              14                       --
 Units redeemed............    (114)          (14)         (7)             (2)                      --
                               -------         -----      ---             ---                      ---
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........     300           159          18              12                       --
                               =======         =====      ===             ===                      ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                    Eaton Vance Variable Trust              Federated Insurance Series
                            -----------------------------------------  -------------------------------------------
                                                                       Federated High
                                                                       Income Bond
                            VT Floating-Rate    VT Worldwide Health    Fund II -- Service    Federated Kaufmann
                              Income Fund          Sciences Fund         Shares           Fund II -- Service Shares
                            ---------------- ------------------------  -----------------  ------------------------
                                                          Period from                                  Period from
                                                             May 1,    Year ended                         May 1,
                               Year ended     Year ended    2003 to    December 31,        Year ended    2003 to
                              December 31,   December 31, December 31, -----------------  December 31, December 31,
                                  2004           2004         2003     2004      2003         2004         2003
                            ---------------- ------------ ------------ ----      ----     ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income.....      $   10            --           --       17       --             --          --
 Net realized gain
   (loss) on investments...           2            18           (2)      (6)      11             36          (1)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............          (1)          144           61       16       (6)           870          53
 Capital gain
   distribution............          --            --           --       --       --             --          --
                                 ------         -----        -----       ----    ---         ------       -----
    Increase in net
     assets from
     operations............          11           162           59       27        5            906          52
                                 ------         -----        -----       ----    ---         ------       -----
From capital
 transactions:
 Net premiums..............         712         1,900           --      354      276          3,800          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York:
   Loans...................        (113)           --           --       --       --             --          --
   Cost of insurance and
    administrative
    expense (note 4a)......        (262)         (492)         (80)    (310)     (49)        (1,013)       (162)
   Transfers (to) from
    the Guarantee Account..         303            35        1,820       (1)      --            286       3,638
   Transfers (to) from
    other subaccounts......         383            --           --       14       --             --          --
                                 ------         -----        -----       ----    ---         ------       -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................       1,023         1,443        1,740       57      227          3,073       3,476
                                 ------         -----        -----       ----    ---         ------       -----
Increase (decrease) in
 net assets................       1,034         1,605        1,799       84      232          3,979       3,528
Net assets at beginning
 of year...................          --         1,799           --      232       --          3,528          --
                                 ------         -----        -----       ----    ---         ------       -----
Net assets at end of year..      $1,034         3,404        1,799      316      232          7,507       3,528
                                 ======         =====        =====       ====    ===         ======       =====
Change in units (note 5):
 Units purchased...........         212           156          157       27       22            298         275
 Units redeemed............        (114)          (40)          (7)     (23)      (4)           (73)        (12)
                                 ------         -----        -----       ----    ---         ------       -----
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........          98           116          150        4       18            225         263
                                 ======         =====        =====       ====    ===         ======       =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                           Fidelity Variable Insurance Products Fund
                            ----------------------------------------------------------------------------------
                                  VIP         VIP Equity-     VIP Growth &
                             Contrafund(R)      Income           Income         VIP Growth       VIP Mid Cap
                             Portfolio --    Portfolio --     Portfolio --     Portfolio --      Portfolio --
                             Service Class 2  Service Class 2  Service Class 2  Service Class 2  Service Class 2
                            --------------   ---------------  ---------------  ---------------- ---------------
                              Year ended      Year ended       Year ended       Year ended        Year ended
                             December 31,    December 31,     December 31,     December 31,      December 31,
                            --------------   ---------------  ---------------  ---------------- ---------------
                              2004     2003   2004     2003    2004     2003    2004     2003    2004     2003
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $    17      --     23        2      37       --        4       --      --      --
 Net realized gain
   (loss) on investments...     141      34     31        9      37        9      (24)      --     296      65
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   1,818   1,241    241      232     183      373      140       --   3,793   2,251
 Capital gain
   distribution............      --      --      6       --      --       --       --       --      --      --
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
    Increase in net
     assets from
     operations............   1,976   1,275    301      243     257      382      120       --   4,089   2,316
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
From capital
 transactions:
 Net premiums..............   6,650     228  1,463      513      --    4,816    3,180       --   7,410     370
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company
   of New York:
   Loans...................      --      --     --       --      --       --       --       --      --      --
   Cost of insurance and
    administrative
    expense (note 4a)......    (813)   (366)  (259)    (192)   (605)    (276)  (1,034)      --  (1,014)   (468)
   Transfers (to) from
    the Guarantee Account..    (112)  6,551     (6)     936     202       --       (5)   1,533    (286)  7,036
   Transfers (to) from
    other subaccounts......      --      --     --       --      --       --    1,684       --      --      --
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   5,725   6,413  1,198    1,257    (403)   4,540    3,825    1,533   6,110   6,938
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
Increase (decrease) in
 net assets................   7,701   7,688  1,499    1,500    (146)   4,922    3,945    1,533  10,199   9,254
Net assets at beginning
 of year...................   7,688      --  1,589       89   4,922       --    1,533       --   9,254      --
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
Net assets at end of year.. $15,389   7,688  3,088    1,589   4,776    4,922    5,478    1,533  19,453   9,254
                            =======   =====   =====   =====    =====   =====    ======   =====  ======   =====
Change in units (note 5):
 Units purchased...........     536     662    118      137      18      440      419      125     564     732
 Units redeemed............     (74)    (36)   (22)     (18)    (51)     (25)    (111)      --     (93)    (46)
                            -------   -----   -----   -----    -----   -----    ------   -----  ------   -----
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........     462     626     96      119     (33)     415      308      125     471     686
                            =======   =====   =====   =====    =====   =====    ======   =====  ======   =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                            GE Investments Funds, Inc.
                            ------------------------------------------------------------
                                            Mid-Cap       Money Market    S&P 500(R) Index
                            Income Fund   Equity Fund         Fund             Fund
                            -----------  -------------  ----------------  --------------
                            Year ended     Year ended      Year ended       Year ended
                            December 31,  December 31,    December 31,     December 31,
                            -----------  -------------  ----------------  --------------
                            2004   2003   2004    2003    2004     2003    2004     2003
                            ----   ----  ------  -----  -------  -------  ------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $ 22    12      117     63       11       22     365      130
 Net realized gain
   (loss) on investments...   (1)   --      306     31       --       --     253       44
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............  (13)   (9)      80    712       --       --   1,640    1,601
 Capital gain
   distribution............    4     2    1,031     --       --       --      --       --
                            ----   ---   ------  -----  -------  -------  ------   ------
    Increase in net
     assets from
     operations............   12     5    1,534    806       11       22   2,258    1,775
                            ----   ---   ------  -----  -------  -------  ------   ------
From capital
 transactions:
 Net premiums..............  257   256    3,826  5,120   32,302   80,689  11,010      656
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York:
   Loans...................   --    --     (118)    --       --       --    (116)      --
   Cost of insurance and
    administrative
    expense (note 4a)......  (73)  (73)  (2,018)  (396)  (2,717)  (2,257) (1,403)    (684)
   Transfers (to) from
    the Guarantee Account..   --    --       21  1,307  (27,093) (78,454)   (130)   9,363
   Transfers (to) from
    other subaccounts......   --    --    1,815     --   (2,058)      --     383       --
                            ----   ---   ------  -----  -------  -------  ------   ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  184   183    3,526  6,031      434      (22)  9,744    9,335
                            ----   ---   ------  -----  -------  -------  ------   ------
 Increase (decrease) in
   net assets..............  196   188    5,060  6,837      445       --  12,002   11,110
 Net assets at beginning
   of year.................  234    46    6,882     45       --       --  11,198       88
                            ----   ---   ------  -----  -------  -------  ------   ------
 Net assets at end of
   year.................... $430   234   11,942  6,882      445       --  23,200   11,198
                            ====   ===   ======  =====  =======  =======  ======   ======
Change in units (note 5):
 Units purchased...........   24    25      524    582   41,877       --   1,012      983
 Units redeemed............   (7)   (7)    (251)   (36) (41,442)      --    (203)     (67)
                            ----   ---   ------  -----  -------  -------  ------   ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........   17    18      273    546      435       --     809      916
                            ====   ===   ======  =====  =======  =======  ======   ======

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                            GE Investments Funds, Inc. (Continued)
                            ----------------------------------------------------------------------
                               Small-Cap                                     U.S.         Value
                             Value Equity                                   Equity        Equity
                                 Fund            Total Return Fund           Fund          Fund
                            --------------  ---------------------------  ------------  ------------
                              Year ended                   Period from    Year ended    Year ended
                             December 31,    Year ended    May 1, 2003   December 31,  December 31,
                            --------------  December 31, to December 31, ------------  ------------
                              2004    2003      2004          2003        2004   2003      2004
                            -------  -----  ------------ --------------- -----  -----  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $   553      3         4             5          61     39        1
 Net realized gain
   (loss) on investments...     208     19        12             1          48      8        1
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     244    604         6            16         254    428        2
 Capital gain
   distribution............     204     --         4            --          --     --       --
                            -------  -----      ----           ---       -----  -----      ---
    Increase in net
     assets from
     operations............   1,209    626        26            22         363    475        4
                            -------  -----      ----           ---       -----  -----      ---
From capital
 transactions:
 Net premiums..............   4,156  2,523       285           502          --  4,589       69
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York:
   Loans...................     (58)    --        --            --          --     --       --
   Cost of insurance and
    administrative
    expense (note 4a)......  (1,531)  (341)     (391)          (75)       (467)  (251)     (41)
   Transfers (to) from
    the Guarantee Account..     119  3,659         1            --          (1)    (1)      --
   Transfers (to) from
    other subaccounts......     192     --        --            --          --     --       14
                            -------  -----      ----           ---       -----  -----      ---
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   2,878  5,841      (105)          427        (468) 4,337       42
                            -------  -----      ----           ---       -----  -----      ---
Increase (decrease) in
 net assets................   4,087  6,467       (79)          449        (105) 4,812       46
Net assets at beginning
 of year...................   6,467     --       449            --       4,812     --       --
                            -------  -----      ----           ---       -----  -----      ---
Net assets at end of year.. $10,554  6,467       370           449       4,707  4,812       46
                            =======  =====      ====           ===       =====  =====      ===
Change in units (note 5):
 Units purchased...........     391    577        25            46          --    436        7
 Units redeemed............    (164)   (32)      (34)           (7)        (39)   (24)      (3)
                            -------  -----      ----           ---       -----  -----      ---
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........     227    545        (9)           39         (39)   412        4
                            =======  =====      ====           ===       =====  =====      ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                             Greenwich Street
                                Series Fund                  Janus Aspen Series
                            ------------------- ---------------------------------------------
                             Salomon Brothers                   International     Worldwide
                            Variable Aggressive    Balanced         Growth         Growth
                              Growth Fund --     Portfolio --    Portfolio --   Portfolio --
                                  Class II       Service Shares  Service Shares  Service Shares
                            ------------------- --------------  -------------   --------------
                                                  Year ended      Year ended     Year ended
                                Year ended       December 31,    December 31,   December 31,
                               December 31,     --------------  -------------   --------------
                                   2004          2004    2003    2004     2003   2004    2003
                            ------------------- ------  ------  ------   -----  -----   -----
Increase (decrease) in
 net assets
From operations:
 Net investment income.....        $ --            440     172      42       4     45      20
 Net realized gain
   (loss) on investments...          --             66      11   1,026      11     43      11
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............          10          1,251     601     (17)    536    245     455
 Capital gain
   distribution............          --             --      --      --      --     --      --
                                   ----         ------  ------  ------   -----  -----   -----
    Increase in net
     assets from
     operations............          10          1,757     784   1,051     551    333     486
                                   ----         ------  ------  ------   -----  -----   -----
From capital
 transactions:
 Net premiums..............          --         10,042     400   2,500   2,295  2,375      --
Transfers (to) from the
 general account of GE
 Capital Life Assurance
 Company of New York:
   Loans...................          --             --      --      --      --     --      --
   Cost of insurance and
    administrative
    expense (note 4a)......         (16)        (1,036)   (614) (1,154)   (133)  (234)   (130)
   Transfers (to) from
    the Guarantee Account..         103           (137)  9,393       8   1,532   (105)  2,340
   Transfers (to) from
    other subaccounts......          --             --      --  (3,785)     --     --      --
                                   ----         ------  ------  ------   -----  -----   -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................          87          8,869   9,179  (2,431)  3,694  2,036   2,210
                                   ----         ------  ------  ------   -----  -----   -----
Increase (decrease) in
 net assets................          97         10,626   9,963  (1,380)  4,245  2,369   2,696
Net assets at beginning
 of year...................          --         10,008      45   4,245      --  2,696      --
                                   ----         ------  ------  ------   -----  -----   -----
Net assets at end of year..        $ 97         20,634  10,008   2,865   4,245  5,065   2,696
                                   ====         ======  ======  ======   =====  =====   =====
Change in units (note 5):
 Units purchased...........           8            915     953     342     352    222     253
 Units redeemed............          (1)          (104)    (60)   (489)    (12)   (31)    (14)
                                   ----         ------  ------  ------   -----  -----   -----
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........           7            811     893    (147)    340    191     239
                                   ====         ======  ======  ======   =====  =====   =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                MFS(R) Variable Insurance Trust
                              -------------------------------------------------
                                                  MFS(R)
                              MFS(R) Investors  Investors Trust MFS(R) Utilities
                               Growth Stock     Series --       Series --
                              Series -- Service Service Class   Service Class
                               Class Shares       Shares          Shares
                              ----------------  --------------  ---------------
                                Year ended      Year ended      Year ended
                               December 31,     December 31,    December 31,
                              ----------------  --------------  ---------------
                               2004      2003   2004     2003   2004     2003
                               ------   -----   ----     ----   ----     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $   --       --     --      --       2      --
   Net realized gain
     (loss) on
     investments.............     35       82      1      --      17       1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    357      258     14       1      17      15
   Capital gain
     distribution............     --       --     --      --      --      --
                               ------   -----    ----    ---     ----    ---
       Increase in net
         assets from
         operations..........    392      340     15       1      36      16
                               ------   -----    ----    ---     ----    ---
From capital
  transactions:
   Net premiums..............     --    4,816    285      48      --     229
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York:
     Loans...................     --       --     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (574)    (276)  (143)    (24)   (136)    (26)
     Transfers (to) from
       the Guarantee
       Account...............     --       --      1      --      (1)     --
     Transfers (to) from
       other subaccounts.....     --       --     --      --      --      --
                               ------   -----    ----    ---     ----    ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (574)   4,540    143      24    (137)    203
                               ------   -----    ----    ---     ----    ---
Increase (decrease) in
  net assets.................   (182)   4,880    158      25    (101)    219
Net assets at beginning
  of year....................  4,880       --     25      --     219      --
                               ------   -----    ----    ---     ----    ---
Net assets at end of year.... $4,698    4,880    183      25     118     219
                               ======   =====    ====    ===     ====    ===
Change in units (note 5):
   Units purchased...........     --      460     24       4      --      18
   Units redeemed............    (51)     (26)   (12)     (2)     (9)     (2)
                               ------   -----    ----    ---     ----    ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    (51)     434     12       2      (9)     16
                               ======   =====    ====    ===     ====    ===

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                      Nations Separate Account Trust
                              ----------------------------------------------
                                                                   Nations
                                                                   Marsico
                                                                International
                                                                Opportunities
                              Nations Marsico Growth Portfolio    Portfolio
                              --------------------------------  -------------
                               Year ended   Period from May 1,   Year ended
                              December 31, 2003 to December 31, December 31,
                                  2004             2003             2004
                              ------------ -------------------- -------------
Increase (decrease) in
  net assets
From operations:
   Net investment income.....    $   --              --                17
   Net realized gain
     (loss) on
     investments.............        13              13                 1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       328             138                85
   Capital gain
     distribution............        --              --                 9
                                 ------           -----             -----
       Increase in net
         assets from
         operations..........       341             151               112
                                 ------           -----             -----
From capital
  transactions:
   Net premiums..............     1,235              --               286
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York:
     Loans...................        --              --                --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (125)            (51)              (45)
     Transfers (to) from
       the Guarantee
       Account...............        --           1,216                (2)
     Transfers (to) from
       other subaccounts.....        --              --             5,341
                                 ------           -----             -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     1,110           1,165             5,580
                                 ------           -----             -----
Increase (decrease) in
  net assets.................     1,451           1,316             5,692
Net assets at beginning
  of year....................     1,316              --                --
                                 ------           -----             -----
Net assets at end of year....    $2,767           1,316             5,692
                                 ======           =====             =====
Change in units (note 5):
   Units purchased...........       102             110               364
   Units redeemed............       (11)             (5)               (3)
                                 ------           -----             -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........        91             105               361
                                 ======           =====             =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                 Oppenheimer Variable Account Funds
                              ---------------------------------------------
                                                                Oppenheimer
                              Oppenheimer        Oppenheimer    Main Street
                              Global Securities  Main Street     Small Cap
                               Fund/VA --         Fund/VA --    Fund/VA --
                              Service Shares    Service Shares Service Shares
                              ----------------  -------------  ------------
                               Year ended         Year ended    Year ended
                              December 31,       December 31,  December 31,
                              ----------------  -------------  ------------
                               2004      2003    2004    2003   2004    2003
                               ------    ----   ------  -----  -----   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $    9      --        25     --     --      --
   Net realized gain
     (loss) on
     investments.............     21       3        58      6     83       7
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    245     154       444    198    875     187
   Capital gain
     distribution............     --      --        --     --     --      --
                               ------    ---    ------  -----  -----   -----
       Increase in net
         assets from
         operations..........    275     157       527    204    958     194
                               ------    ---    ------  -----  -----   -----
From capital
  transactions:
   Net premiums..............    734      --     3,800     --  3,096     142
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York:
     Loans...................     --      --        --     --     --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (115)    (28)   (1,009)  (231)  (874)    (59)
     Transfers (to) from
       the Guarantee
       Account...............    (10)    654        59  3,700    411   1,646
     Transfers (to) from
       other subaccounts.....     14      --        --     --  1,007      --
                               ------    ---    ------  -----  -----   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    623     626     2,850  3,469  3,640   1,729
                               ------    ---    ------  -----  -----   -----
Increase (decrease) in
  net assets.................    898     783     3,377  3,673  4,598   1,923
Net assets at beginning
  of year....................    783      --     3,673     --  1,923      --
                               ------    ---    ------  -----  -----   -----
Net assets at end of year.... $1,681     783     7,050  3,673  6,521   1,923
                               ======    ===    ======  =====  =====   =====
Change in units (note 5):
   Units purchased...........     58      62       323    335    328     144
   Units redeemed............    (10)     (3)      (85)   (21)   (72)     (5)
                               ------    ---    ------  -----  -----   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........     48      59       238    314    256     139
                               ======    ===    ======  =====  =====   =====

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                                            PIMCO Variable Insurance Trust
                            ---------------------------------------------------------------------
                            Foreign Bond Portfolio                    Long-Term
                             (U.S. Dollar            High Yield    U.S. Government  Total Return
                              Hedged) --            Portfolio --    Portfolio --    Portfolio --
                             Administrative         Administrative Administrative  Administrative
                             Class Shares           Class Shares    Class Shares    Class Shares
                            ---------------------  --------------  --------------  --------------
                              Year ended             Year ended      Year ended      Year ended
                             December 31,           December 31,    December 31,    December 31,
                            ---------------------  --------------  --------------  --------------
                              2004        2003      2004    2003    2004    2003    2004    2003
                              -------     -----    ------  ------  ------  ------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $   311         72      1,429     498     797     661     481     380
 Net realized gain
   (loss) on investments...      (1)        (5)       107       8    (138)   (237)     29      64
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     116       (100)       774     674     385    (488)    310     (32)
 Capital gain
   distribution............     117         --         --      --     298     159     204      85
                              -------     -----    ------  ------  ------  ------  ------  ------
    Increase in net
     assets from
     operations............     543        (33)     2,310   1,180   1,342      95   1,024     497
                              -------     -----    ------  ------  ------  ------  ------  ------
From capital
 transactions:
 Net premiums..............   5,525         --     10,061   7,353   2,906  28,409  12,536  12,375
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York:
   Loans...................      --         --       (119)     --      --      --      --      --
   Cost of insurance and
    administrative
    expense (note 4a)......    (771)      (245)    (2,685)   (853) (2,584) (3,413) (2,310) (2,996)
   Transfers (to) from
    the Guarantee Account..      (3)     5,626        302   8,654     153  (2,433)    185   6,815
   Transfers (to) from
    other subaccounts......     692         --      1,335      --  (4,463)     --  (4,311)     --
                              -------     -----    ------  ------  ------  ------  ------  ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   5,443      5,381      8,894  15,154  (3,988) 22,563   6,100  16,194
                              -------     -----    ------  ------  ------  ------  ------  ------
Increase (decrease) in
 net assets................   5,986      5,348     11,204  16,334  (2,646) 22,658   7,124  16,691
Net assets at beginning
 of year...................   5,348         --     16,380      46  22,658      --  16,691      --
                              -------     -----    ------  ------  ------  ------  ------  ------
Net assets at end of year.. $11,334      5,348     27,584  16,380  20,012  22,658  23,815  16,691
                              =======     =====    ======  ======  ======  ======  ======  ======
Change in units (note 5):
 Units purchased...........     600        528        954   1,293     431   2,618   1,338   1,813
 Units redeemed............     (91)       (23)      (294)    (69)   (803)   (539)   (787)   (283)
                              -------     -----    ------  ------  ------  ------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........     509        505        660   1,224    (372)  2,079     551   1,530
                              =======     =====    ======  ======  ======  ======  ======  ======

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                              Van Kampen Life Investment Trust
                              -------------------------------
                                                  Emerging
                                 Comstock          Growth
                               Portfolio --     Portfolio --
                               Class II Shares Class II Shares
                              ---------------  ---------------
                                Year ended
                               December 31,      Year ended
                              ---------------   December 31,
                               2004     2003        2004
                              ------   -----   ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $   14      --          --
   Net realized gain
     (loss) on
     investments.............     54       1          (4)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    355     127          15
   Capital gain
     distribution............     --      --          --
                              ------   -----        ----
       Increase in net
         assets from
         operations..........    423     128          11
                              ------   -----        ----
From capital
  transactions:
   Net premiums..............  2,038      --         356
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York:
     Loans...................     --      --         (56)
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (605)    (82)       (111)
     Transfers (to) from
       the Guarantee
       Account...............     30   1,818          14
     Transfers (to) from
       other subaccounts.....     28      --         192
                              ------   -----        ----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,491   1,736         395
                              ------   -----        ----
Increase (decrease) in
  net assets.................  1,914   1,864         406
Net assets at beginning
  of year....................  1,864      --          --
                              ------   -----        ----
Net assets at end of year.... $3,778   1,864         406
                              ======   =====        ====
Change in units (note 5):
   Units purchased...........    150     152          93
   Units redeemed............    (45)     (7)        (57)
                              ------   -----        ----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    105     145          36
                              ======   =====        ====


                See accompanying notes to financial statements.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account III (the Account) is a separate investment account established on March 20, 2000 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account has subaccounts available under the policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the asset of the Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Capital Life may conduct.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Policy owners assume the full investment risk for all amounts allocated to the Account.

   During 2002, the Account commenced financial operations when GE Capital Life began sales of its flexible premium single life variable life insurance policy (policy form NY1260) and its flexible premium joint and last survivor life policy (policy form NY 1261).

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Funds, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares stopped accepting new purchase payments from the Account effective November 15, 2004.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004



   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
                     -----------------                                            ------------------
AllianceBernstein Variable Products Series Fund, Inc.:
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Contrafund(R) Portfolio -- Service Class 2           VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service   VIP Dynamic Capital Appreciation Portfolio -- Service Class
   Class 2                                                      2
  VIP III Growth & Income Portfolio -- Service Class 2        VIP Growth & Income Portfolio -- Service Class 2
  VIP III Mid Cap Portfolio -- Service Class 2                VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                   Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund -- Class II  Salomon Brothers Variable Aggressive Growth Fund -- Class II
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple strategies Fund/VA                     Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares       Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares


   Effective November 14, 2003, the Dreyfus Investment Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance
Series -- Federated International Small Company Fund II were liquidated pursuant by a decision made by the respective portfolio's Board of Trustees.

   During 2003, the Janus Aspen Series changed the name of its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares and Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004


   As of December 31, 2004, the following portfolios funds were available, but not shown on the statements due to not having had any activity since their inception:

AIM Variable Insurance Funds:                                 Janus Aspen Series:
  AIM V.I. Growth Fund -- Series I shares                       Capital Appreciation Portfolio -- Service Shares
  AIM V.I. International Growth Fund -- Series II shares        Global Life Sciences Portfolio -- Service Shares
AllianceBernstein Variable Products Series Fund, Inc.:          Global Technology Portfolio -- Service Shares
  AllianceBernstein International Value Portfolio -- Class B    Growth Portfolio -- Service Shares
  AllianceBernstein Small Cap Growth Portfolio -- Class B       Mid Cap Growth Portfolio -- Service Shares
  AllianceBernstein Technology Portfolio -- Class B           Merrill Lynch Variable Series Funds, Inc.:
Dreyfus:                                                        Merrill Lynch Basic Value V.I. Fund -- Class III Shares
  The Dreyfus Socially Responsible Growth Fund, Inc. --         Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Initial Shares                                                Shares
Evergreen Variable Annuity Trust:                               Merrill Lynch Value Opportunities V.I. Fund -- Class III
  Evergreen VA Omega Fund--Class 2                               Shares
Fidelity Variable Insurance Products Fund:                    MFS(R) Variable Insurance Trust:
  VIP Asset Manager/SM /Portfolio -- Service Class 2            MFS(R) New Discovery Series -- Service Class Shares
  VIP Dynamic Capital Appreciation Portfolio -- Service       Oppenheimer Variable Account Funds:
   Class 2                                                      Oppenheimer Aggressive Growth Fund/VA -- Service Shares
  VIP Value Strategies Portfolio -- Service Class 2             Oppenheimer Balanced Fund/VA -- Service Shares
GE Investments Funds, Inc.:                                     Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Premier Growth Equity Fund                                  The Prudential Series Fund, Inc.:
  Real Estate Securities Fund                                   Jennison 20/20 Focus Portfolio -- Class II
                                                                Jennison Portfolio -- Class II Shares
                                                              Rydex Variable Trust:
                                                                OTC Fund
                                                              Salomon Brothers Variable Series Funds Inc:
                                                                Salomon Brothers Variable All Cap Fund -- Class II

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Product Series Fund -- AllianceBernstein International Value Portfolio -- Class B were added to the Account as available portfolios.

(2) Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which is based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Class

   There is one unit class included in the Account that is sold under policy form NY1260 and NY1261. An indefinite number of units is authorized for sale.

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004


  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2004 were:

                                                          Cost of   Proceeds
                                                           Shares     from
Fund/Portfolio                                            Acquired Shares Sold
--------------                                            -------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares........... $   205    $    31
 AIM V.I. Capital Appreciation Fund -- Series I shares...     285        141
 AIM V.I. Premier Equity Fund -- Series I shares.........     191         95
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B   5,292      1,465
 AllianceBernstein Premier Growth Portfolio -- Class B...     285         77
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund............................   2,214      1,184
 VT Worldwide Health Sciences Fund.......................   1,934        492
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares....     385        310
 Federated Kaufmann Fund II -- Service Shares............   4,087      1,014
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2..........   6,683        942
 VIP Equity-Income Portfolio -- Service Class 2..........   1,500        273
 VIP Growth & Income Portfolio -- Service Class 2........     240        606
 VIP Growth Portfolio -- Service Class 2.................   5,186      1,357
 VIP Mid Cap Portfolio -- Service Class 2................   7,410      1,300
GE Investments Funds, Inc.:
 Income Fund.............................................     283         72
 Mid-Cap Equity Fund.....................................   7,929      3,256
 Money Market Fund.......................................  42,493     42,049
 S&P 500(R) Index Fund...................................  12,595      2,486
 Small-Cap Value Equity Fund.............................   5,641      2,005
 Total Return Fund.......................................     293        392
 U.S. Equity Fund........................................      61        467
 Value Equity Fund.......................................      84         41

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                                                            Cost of   Proceeds
                                                                             Shares     from
Fund/Portfolio                                                              Acquired Shares Sold
--------------                                                              -------- -----------
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.............. $   102    $   15
Janus Aspen Series:
 Balanced Portfolio -- Service Shares......................................  10,481     1,172
 International Growth Portfolio -- Service Shares..........................   4,472     6,861
 Worldwide Growth Portfolio -- Service Shares..............................   2,420       339
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............       0       574
 MFS(R) Investors Trust Series -- Service Class Shares.....................     285       143
 MFS(R) Utilities Series -- Service Class Shares...........................       2       136
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio..........................................   1,245       135
 Nations Marsico International Opportunities Portfolio.....................   5,654        48
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service Shares...................     763       131
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   3,884     1,009
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   4,696     1,056
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   6,837       987
 High Yield Portfolio -- Administrative Class Shares.......................  14,213     4,040
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   5,914     8,867
 Total Return Portfolio -- Administrative Class Shares.....................  15,405     8,671
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................   2,110       606
 Emerging Growth Portfolio -- Class II Shares..............................     976       581

(4)Related Party Transactions

  (a) GE Capital Life

   Policy Form NY1260 and NY1261

   Net premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before the premium payment is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of another life insurance policy.

   Policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy value. The monthly deduction consists of a cost of the mortality and expense risk charge (discussed below), a policy charge of $5 ($8 per month maximum), a maximum monthly expense charge of $0.33 per $1,000 of base specified amount for the first 10 policy years and for 10 years following an increase in specified amount. There is also a maximum monthly expense of $0.33

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

per $1,000 of modified base specified amount for the first 10 policy years and for 10 years following an increase in base specified amount. GE Capital Life also assesses charges for additional benefits added by riders to the policy. There is a cost of insurance charge assessed to all policies which varies by the Insured's gender, issue age, risk class and year of coverage but is guaranteed not to exceed $83.33 per $1,000 of specified amount (currently, $67.13 per $1,000 of specified amount).

   A mortality and expense risk charge is deducted monthly from the unloaned assets in the subaccounts. This charge is for the mortality and expense risks that GE Capital Life assumes. This charge is equal to an effective annual rate of 0.50% for the first $100,000 of the policy's unloaned assets in the subaccounts (0.50% for the first $200,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.10% for the policy's unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Capital Life does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy).

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or the first 10 policy years following an increase in specified amount. The maximum surrender charge assessed is $32.00 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and by the year of coverage. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   A net loan charge of an annualized rate of 0.15% for policy years 1 - 5 is assessed for all loans taken. There is no charge assessed after the fifth policy year.

   GE Capital Life reserves the right to assess a partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Currently there is no charge assessed for partial surrenders.

   GE Capital Life reserves the right to assess an illustration preparation fee of $25 per illustration. Currently, there is no charge assessed for illustrations.

   GE Capital Life reserves the right to assess a transfer fee of $20 for each transfer. Currently, there is no charge assessed for transfers.

  (b) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable life insurance policies and variable annuity contracts issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (c) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% for the Income Fund, 1.00% maximum for the International Equity Fund, 0.65% for the Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% for the Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, Real Estate Securities Fund and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2004, 2003 and 2002 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account.. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type I are zero because the expenses are deducted monthly by redemption of units.

   The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by average net assets.

   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                               Net Assets    Expenses as a Investment
                                                             --------------- % of Average    Income   Total
Type I:                                                Units Unit Value  $    Net Assets     Ratio    Return
-------                                                ----- ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  14     $14.45   $195     0.00%        0.00%   10.84%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  14      12.94    180     0.00%        0.00%    6.63%
   2003...............................................   2      12.14     24     0.00%        0.00%   29.52%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  10      12.26    119     0.00%        0.92%    5.77%
   2003...............................................   1      11.59     16     0.00%        0.00%   25.08%

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type I:                                                Units Unit Value    $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................   468   $13.83   $ 6,468     0.00%        0.76%   11.22%
   2003...............................................   168    12.43     2,091     0.00%        0.66%   32.18%
   2002...............................................     9     9.41        88     0.00%        0.00%   (5.90)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................    30    12.02       365     0.00%        0.00%    8.35%
   2003...............................................    12    11.10       128     0.00%        0.00%   23.37%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................    98    10.53     1,034     0.00%        1.65%    2.83%
 VT Worldwide Health Sciences Fund
   2004...............................................   266    12.77     3,404     0.00%        0.00%    6.24%
   2003...............................................   150    12.02     1,799     0.00%        0.00%   20.23%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................    22    14.22       316     0.00%        6.68%   10.16%
   2003...............................................    18    12.91       232     0.00%        0.00%   21.79%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   488    15.39     7,507     0.00%        0.00%   14.48%
   2003...............................................   263    13.44     3,528     0.00%        0.00%   34.43%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,088    14.15    15,389     0.00%        0.15%   15.16%
   2003...............................................   626    12.29     7,688     0.00%        0.00%   28.20%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   224    13.76     3,088     0.00%        1.07%   11.23%
   2003...............................................   128    12.37     1,589     0.00%        0.32%   30.03%
   2002...............................................     9     9.51        89     0.00%        0.00%   (4.90)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................   382    12.51     4,776     0.00%        0.78%    5.52%
   2003...............................................   415    11.86     4,922     0.00%        0.00%   23.44%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   433    12.64     5,478     0.00%        0.10%    3.12%
   2003...............................................   125    12.26     1,533     0.00%        0.00%   32.54%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 1,157    16.81    19,453     0.00%        0.00%   24.66%
   2003...............................................   686    13.48     9,254     0.00%        0.00%   38.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    39    11.06       430     0.00%        6.78%    3.42%
   2003...............................................    22    10.70       234     0.00%        7.85%    3.60%
   2002...............................................     4    10.32        46     0.00%        2.62%    3.20%

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type I:                                                Units Unit Value    $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................   824   $14.49   $11,942     0.00%        1.26%   16.02%
   2003...............................................   551    12.49     6,882     0.00%        2.66%   32.94%
   2002...............................................     5     9.40        45     0.00%        0.00%   (6.00)%
 Money Market Fund
   2004...............................................   435     1.02       445     0.00%        0.47%    0.95%
 S&P 500(R) Index Fund
   2004............................................... 1,734    13.38    23,200     0.00%        2.13%   10.46%
   2003...............................................   925    12.11    11,198     0.00%        2.15%   28.27%
   2002...............................................     9     9.44        88     0.00%        1.33%   (5.60)%
 Small-Cap Value Equity Fund
   2004...............................................   772    13.67    10,554     0.00%        7.81%   15.15%
   2003...............................................   545    11.87     6,467     0.00%        0.14%   24.11%
 Total Return Fund
   2004...............................................    30    12.49       370     0.00%        1.13%    8.19%
   2003...............................................    39    11.55       449     0.00%        1.09%   15.49%
 U.S. Equity Fund
   2004...............................................   373    12.62     4,707     0.00%        1.31%    8.17%
   2003...............................................   412    11.67     4,812     0.00%        0.85%   23.28%
 Value Equity Fund
   2004...............................................     4    12.88        46     0.00%        1.75%    9.57%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     7    13.81        97     0.00%        0.00%    8.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004............................................... 1,709    12.07    20,634     0.00%        2.82%    8.29%
   2003...............................................   898    11.15    10,008     0.00%        3.05%   13.72%
   2002...............................................     5     9.80        45     0.00%        0.00%   (2.00)%
 International Growth Portfolio -- Service Shares
   2004...............................................   193    14.83     2,865     0.00%        0.69%   18.69%
   2003...............................................   340    12.49     4,245     0.00%        0.16%   34.53%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................   430    11.79     5,065     0.00%        1.15%    4.53%
   2003...............................................   239    11.28     2,696     0.00%        0.80%   23.68%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................   383    12.26     4,698     0.00%        0.00%    8.98%
   2003...............................................   434    11.25     4,880     0.00%        0.00%   22.60%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................    14    12.68       183     0.00%        0.00%   11.12%
   2003...............................................     2    11.41        25     0.00%        0.00%   21.84%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................     7    17.99       118     0.00%        1.48%   29.84%
   2003...............................................    16    13.86       219     0.00%        0.00%   35.57%

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type I:                                                Units Unit Value    $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------- ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   196   $14.11   $ 2,767     0.00%        0.00%   13.03%
   2003...............................................   105    12.48     1,316     0.00%        0.00%   24.83%
 Nations Marsico International Opportunities Portfolio
   2004...............................................   361    15.77     5,692     0.00%        0.33%   16.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   107    15.68     1,681     0.00%        0.83%   18.88%
   2003...............................................    59    13.19       783     0.00%        0.00%   42.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................   552    12.76     7,050     0.00%        0.59%    9.14%
   2003...............................................   314    11.69     3,673     0.00%        0.00%   26.44%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   395    16.50     6,521     0.00%        0.00%   19.18%
   2003...............................................   139    13.84     1,923     0.00%        0.00%   38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004............................................... 1,014    11.18    11,334     0.00%        3.51%    5.56%
   2003...............................................   505    10.59     5,348     0.00%        2.35%    2.26%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,888    14.61    27,584     0.00%        6.67%    9.54%
   2003............................................... 1,228    13.34    16,380     0.00%        7.37%   22.85%
   2002...............................................     4    10.86        46     0.00%        0.00%    8.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 1,707    11.73    20,012     0.00%        4.05%    7.57%
   2003............................................... 2,079    10.90    22,658     0.00%        2.64%    3.90%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 2,081    11.44    23,815     0.00%        2.62%    4.89%
   2003............................................... 1,530    10.91    16,691     0.00%        2.27%    5.04%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................   250    15.09     3,778     0.00%        0.64%   17.43%
   2003...............................................   145    12.85     1,864     0.00%        0.00%   30.77%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................    36    11.33       406     0.00%        0.00%    6.78%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                                    PART C

                               OTHER INFORMATION

Item 26.  Exhibits

(a)(1)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the establishment of GE Capital Life
          Separate Account III. Previously filed as Exhibit (1)(a) on March 21,
          2000 with initial filing to the Registration Statement on Form S-6.
          Registration No. 333-32908.

(a)(2)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the establishment of 43 Subaccounts of the GE Capital Life Separate Account III investing in shares of 43 portfolios. Previously filed as Exhibit (1)(b) on March 21, 2000 with initial filing to the Registration Statement on Form S-6.
          Registration No. 333-32908.

(a)(3)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the establishment of 41 Subaccounts of the GE Capital Life Separate Account III investing in shares of 41 portfolios. Previously filed as Exhibit (1)(c) on March 21, 2000 with initial filing to the Registration Statement on Form S-6.
          Registration No. 333-32908.

(b)       Not Applicable.

(c)(1)    Underwriting Agreement between GE Capital Life Assurance Company of
          New York and Capital Brokerage Corporation. Previously filed as
          Exhibit (3)(a) on May 13, 1998 with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
          Account II. Registration No. 333-39955.

(c)(2)    Broker-Dealer Sales Agreement between GE Capital Life Assurance
          Company of New York and Capital Brokerage Corporation. Previously filed as Exhibit (3)(b) on May 13, 1998 with Pre-Effective Amendment
          No. 1 to the Registration Statement on Form N-4 for GE Capital Life
          Separate Account II. Registration No. 333-39955.

(c)(3)    Commission Schedule between GE Capital Life Assurance Company of New
          York and Capital Brokerage Corporation. Previously filed as Exhibit
          (3)(c) on July 31, 2002 with Pre-Effective Amendment No. 1 to the
          Registration Statement on Form S-6 for GE Capital Life Separate
          Account III. Registration No. 333-32908.

(d)(1)    Policy Form Single Life, NY 1260 7/01. Previously filed as Exhibit
          5(a) on May 15, 2002 with Initial Filing of Registration Statement on
          Form S-6 for GE Capital Life Separate Account III. Registration No.
          333-88312.

(d)(2) Policy Form Joint and Last Survivor Policy, NY 1261 7/01. Previously filed as Exhibit 5(a) on May 15, 2002 with Initial Filing of
          Registration Statement on Form S-6 for GE Capital Life Separate
          Account III. Registration No. 333-88312.

(d)(3)    Endorsements to the Policy:

(d)(3)(A) Accidental Death Benefit Rider. Previously filed as Exhibit 5(b) on
          March 21, 2000 with Initial Filing of Registration Statement on Form
          S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.

(d)(3)(B) Waiver of Monthly Deduction Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of Registration Statement on
          Form S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.

(d)(3)(C) Four Year Term Rider. Previously filed as Exhibit 5(b) on March 21,
          2000 with Initial Filing of Registration Statement on Form S-6 for GE
          Capital Life Separate Account III. Registration No. 333-32908.

(d)(3)(D) Policy Split Option Rider. Previously filed as Exhibit 5(b) on March
          21, 2000 with Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration No. 333-32908.

(e)       Application for Variable Life Policy. Previously filed on April 28,
          2005 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-88312.

(f)(1)    Articles of Incorporation of GE Capital Life Assurance Company of New
          York. Previously filed as Exhibit 6(a) on September 10, 1997 with
          Initial Filing of Registration Statement on Form N-4 for GE Capital
          Life Separate Account II. Registration No. 333-39955.

(f)(2) By-Laws of GE Capital Life Assurance Company of New York. Previously filed as Exhibit 6(b) on September 10, 1997 with Initial Filing of
          Registration Statement on Form N-4 for GE Capital Life Separate
          Account II. Registration No. 333-39955.

(g)       Reinsurance Agreements. Not Applicable.

(h)(1)    Participation Agreement among Federated Insurance Series and GE
          Capital Life Assurance Company of New York. Previously filed as
          Exhibit 8(a) on May 13, 1998 with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
          Account II. Registration No. 333-39955.

(h)(2) Amendment to Participation Agreement among Federated Insurance Series and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(a)(i) on July 31, 2000 with Pre-Effective Amendment No.
          1 to the Registration Statement on Form S-6 for GE Capital Life
          Separate Account III. Registration No. 333-32908.

(h)(3)    Form of Participation Agreement regarding GE Investments Funds, Inc.
          Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
          333-39955.

(h)(4)    Amendment to Participation Agreement between GE Investments Funds,
          Inc. and GE Capital Life Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form
          N-4 for GE Capital Life Separate Account II, Registration
          No. 333-47016.

(h)(5)    Amendment to Participation Agreement between GE Investments Funds,
          Inc. and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

(h)(6)    Participation Agreement among Janus Aspen Series and GE Capital Life
          Assurance Company of New York. Previously filed with Post-Effective
          Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-47016.

(h)(7)    Participation Agreement among Oppenheimer Variable Account Funds and
          GE Capital Life Assurance Company of New York. Previously filed as
          Exhibit 8(d) on May 13, 1998 with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
          Account II. Registration No. 333-39955.

(h)(8)    Amendment to Participation Agreement among Oppenheimer Variable
          Account Funds and GE Capital Life Assurance Company of New York.
          Previously filed as Exhibit 8(d)(i) on July 31, 2000 with
          Pre-Effective Amendment No. 1 to the Registration Statement on Form
          S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.

(h)(9)    Participation Agreement among Fidelity Variable Insurance Products
          Fund and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(e) on May 13, 1998 with Pre-Effective Amendment
          No. 1 to the Registration Statement on Form N-4 for GE Capital Life
          Separate Account II. Registration No. 333-39955.

(h)(10) Amendment to Participation Agreement among Fidelity Variable
        Insurance Products Fund and GE Capital Life Assurance Company of New
        York. Previously filed as Exhibit 8(e)(i) on July 31, 2000 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form
        S-6 for GE Capital Life Separate Account III. Registration No.
        333-32908.

(h)(11) Participation Agreement among Fidelity Variable Insurance Products
        Fund II and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(f) on May 13, 1998 with Pre-Effective Amendment
        No. 1 to the Registration Statement on Form N-4 for GE Capital Life
        Separate Account II. Registration No. 333-39955.

(h)(12) Amendment to Participation Agreement among Fidelity Variable
        Insurance Products Fund II and GE Capital Life Assurance Company of
        New York. Previously filed as Exhibit 8(f)(i) on July 31, 2000 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form
        S-6 for GE Capital Life Separate Account III. Registration No.
        333-32908.

(h)(13) Participation Agreement among Fidelity Variable Insurance Products
        Fund III and GE Capital Life Assurance Company of New York.
        Previously filed as Exhibit 8(g) on May 13, 1998 with Pre-Effective
        Amendment No. 1 to the Registration Statement on Form N-4 for GE
        Capital Life Separate Account II. Registration No. 333-39955.

(h)(14) Amendment to Participation Agreement among Fidelity Variable
        Insurance Products Fund III and GE Capital Life Assurance Company of
        New York. Previously filed as Exhibit 8(g)(i) on July 31, 2000 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form
        S-6 for GE Capital Life Separate Account III. Registration No.
        333-32908.

(h)(15) Participation Agreement among Dreyfus and GE Capital Life Assurance
        Company of New York. Previously filed as Exhibit 8(h) on August 15,
        2002 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration
        No. 333-88312.

(h)(16) Participation Agreement among MFS Variable Insurance Trust and GE
        Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(h)(17) Participation Agreement among Van Kampen Life Investment Trust and GE
        Capital Life Assurance Company of New York. Previously filed as
        Exhibit 8(j) on August 15, 2002 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
        Account III. Registration No. 333-88312.

(h)(18) Participation Agreement among PIMCO Variable Insurance Trust and GE
        Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(h)(19) Participation Agreement among Rydex Variable Trust and GE Capital
        Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(h)(20) Participation Agreement between Greenwich Series Trust and GE Capital
        Life Assurance Company of New York. Previously filed on August 27,
        2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital
        Life Separate Account II. Registration No. 333-47016.

(h)(21) Participation Agreement between Eaton Vance Variable Trust and GE
        Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(22) Participation Agreement between Nations Separate Account Trust and GE
        Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(23) Participation Agreement between the Prudential Series Fund, Inc. and
        GE Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(h)(24) Participation Agreement between Van Kampen Life Investment Trust and
        GE Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(25) Participation Agreement between A I M Variable Insurance Funds and GE
        Capital Life Assurance Company of New York. Previously filed with
        Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(h)(26) Participation Agreement between AllianceBernstein Variable Products
        Series Fund, Inc. and GE Capital Life Assurance Company of New York.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-47016.

(h)(27) Participation Agreement between Merrill Lynch Variable Series Funds,
        Inc between GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

(h)(28) Participation Agreement between Salomon Brothers Variable Series Fund
        Inc between GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

(h)(29) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 15, 2004 with Post-Effective Amendment No. 7 to Form N-6 for the GE Capital Life Separate Account III, Registration
        No. 333-88312.

(h)(30) Participation Agreement between American Century Variable Portfolios
        II, Inc. and GE Capital Life Assurance Company of New York.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-47016.

(h)(31) Participation Agreement between Franklin Templeton Variable Insurance
        Products Trust and GE Capital Life Assurance Company of New York.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-47016.

(h)(32) Participation Agreement between Goldman Sachs Variable Insurance trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

(i)     Not Applicable.

(j)     Not Applicable.

(k)     Legal Opinion. Previously filed on April 28, 2005 with Post-Effective
        Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II,
        Registration No. 333-88312.

(l)     Actuarial Opinion. Not Applicable.

(m)     Calculation. Not Applicable.

(n)     Other Opinions. Previously filed on April 28, 2005 with
        Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-88312.

(o)     Omitted Financial Statements. Not Applicable.

(p)     Initial Capital Agreements. Not Applicable.

(q)     Redeemability Exemption. Previously filed as Exhibit 7 on July 31,
        2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration
        No. 333-32908.

Item 27.  Directors and Officers of the Depositor


       Name                      Address                        Position with Company
       ----                      -------                        ---------------------
Marshal S. Belkin... 345 Kear Street                  Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street           Director, Vice President and Assistant
                     Richmond, Virginia 23230         Secretary
Richard I. Byer..... 11 Westwind Road                 Director
                     Yonkers, NY 10710
Bernard M. Eiber.... 55 Northern Boulevard, Suite 302 Director
                     Great Neck, New York 11021
Kelly L. Groh....... 6610 West Broad Street           Director
                     Richmond, Virginia 23230
Paul A. Haley....... 6610 West Broad Street           Director, Senior Vice President and Chief
                     Richmond, Virginia 23230         Actuary
Jerry S. Handler.... 151 West 40th Street             Director
                     New York, New York 10018
Gerald A. Kaufman... 15 Glenwood Road                 Director
                     Plainview, New York 11803
James H. Reinhart... 6610 West Broad Street           Senior Vice President
                     Richmond, Virginia 23230
Isidore Sapir....... 449 Golden River Drive           Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street           Director and Executive Vice President
                     Richmond, Virginia 23230
David J. Sloane..... 622 Third Avenue, 33rd Floor New Director, Chairperson of the Board,
                     York, New York 10017             President and Chief Executive Officer
Geoffrey S. Stiff... 6610 West Broad Street           Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street           Director and President, Long Term Care
                     Richmond, Virginia 23230         Division
John G. Apostle, II. 6610 West Broad Street           Chief Compliance Officer - Registered
                     Richmond, Virginia 23230         Separate Accounts
Thomas E. Duffy..... 6610 West Broad Street           Senior Vice President, General Counsel and
                     Richmond, Virginia 23230         Secretary
J. Kevin             6610 West Broad Street           Senior Vice President and Chief Financial
  Helmintoller...... Richmond, Virginia 23230         Officer
Mark W. Griffin..... 3003 Summer Street               Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904      Officer
Heather C. Harker... 6610 West Broad Street           Vice President and Associate General
                     Richmond, Virginia 23230         Counsel
John A. Zelinske.... 6610 West Broad Street           Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street           Treasurer
                     Richmond, Virginia 23230

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
   The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.


                                  [FLOW CHART]

*General Electric Company

   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.

   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.

Item 29.  Indemnification

   (a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:


      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.


   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b) Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 30.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumberg, IL 60173

       Name                Address         Positions and Offices with Underwriter
       ----                -------         --------------------------------------
Scott R. Lindquist.. 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.    Vice President and Financial & Operations
                     Richmond, VA 23230   Principal


   (c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             115%         $48,477

Item 31.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Home Office, located at 622 Third Avenue, 33rd Floor, New York, New York 10017 and at 6610 West Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 32.  Management Services

   Not Applicable

Item 33.  Fee Representation

   GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of September, 2005.


                                              GE CAPITAL LIFE SEPARATE ACCOUNT
                                                III
                                              Registrant

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

                                              GE CAPITAL LIFE ASSURANCE COMPANY
                                                OF NEW YORK
                                              (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature                 Title                    Date
           ---------                 -----                    ----

               *          Director and Executive Vice  September 30, 2005
       ------------------   President
        Pamela S. Schutz

               *          Director                     September 30, 2005
       ------------------
       Marshall S. Belkin

               *          Director                     September 30, 2005
       ------------------
        Richard I. Byer

               *          Director                     September 30, 2005
       ------------------
        Bernard M. Eiber

               *          Director                     September 30, 2005
       ------------------
         Kelly L. Groh

               *          Director                     September 30, 2005
       ------------------
         Paul A. Haley

               *          Director                     September 30, 2005
       ------------------
        Jerry S. Handler

               *          Director                     September 30, 2005
       ------------------
       Gerald A. Kaufman

               *          Director, Vice President and September 30, 2005
       ------------------   Assistant Secretary
         Ward E. Bobitz

               *          Director                     September 30, 2005
       ------------------
         Isidore Sapir

          Signature                      Title                     Date
          ---------                      -----                     ----

              *              Director, Senior Vice          September 30, 2005
 ---------------------------   President and Chief
       David J. Sloane         Administrative Officer

   /s/  GEOFFREY S. STIFF    Director and Senior Vice       September 30, 2005
 ---------------------------   President
      Geoffrey S. Stiff

              *              Director and President of      September 30, 2005
 ---------------------------   Long Term Care Division
      Thomas M. Stinson

              *              Senior Vice President,         September 30, 2005
 ---------------------------   General Counsel and
       Thomas E. Duffy         Secretary

              *              Senior Vice President and      September 30, 2005
 ---------------------------   Chief Financial Officer
    J. Kevin Helmintoller

              *              Vice President and Controller  September 30, 2005
 ---------------------------
      John A. Zelinske

 *By: /s/  GEOFFREY S. STIFF , pursuant to Power of         September 30, 2005
 ---------------------------   Attorney executed on July
      Geoffrey S. Stiff        25, 2005.